================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10261

                                   ----------

                               Pearl Mutual Funds
                            on behalf of its series:

                             Pearl Total Return Fund
                          Pearl Aggressive Growth Fund

                                2610 Park Avenue
                                  P.O. Box 209
                             Muscatine, Iowa 52761

Robert H. Solt                                   Stacy H. Winick
2610 Park Avenue                                 Bell, Boyd & Lloyd PLLC
P. O. Box 209                                    1615 L Street, N.W., Suite 1200
Muscatine, Iowa 52761                            Washington, DC 20036

                    (Name and address of agents for service)

                                   ----------

Registrant's telephone number, including area code: (563) 288-2773

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

================================================================================

Item 1. Reports to Shareholders.

                               Pearl Mutual Funds
                                  Annual Report
                                December 31, 2003

                                   IMPORTANT
                                      NEWS:
                                   SEE PAGE 1

www.pearlfunds.com                                                   Pearl Funds

2610 Park Avenue PO Box 209 Muscatine IA 52761
866-747-9030 (toll-free) or 563-288-2773
Fax: 563-288-4101
E-mail: info@pearlfunds.com

Pearl Mutual Funds

2003 Annual Report
--------------------------------------------------------------------------------

                                                                            Page

Important News.................................................................1

2003 Performance Review ...................................................2 - 3

Investment Strategy........................................................3 - 5

Investment Management Team.....................................................5

Pearl Total Return Fund Overview...........................................6 - 8

Pearl Aggressive Growth Fund Overview ....................................9 - 11

General Information......................................................12 - 13

Trustees and Officers....................................................14 - 17

Independent Auditors' Report .................................................18

Pearl Total Return Fund Financial Statements.............................19 - 21

Pearl Aggressive Growth Fund Financial Statements........................22 - 24

Notes to Financial Statements ...........................................25 - 26

Pearl Total Return Fund Financial Highlights..... ............................27

Pearl Aggressive Growth Fund Financial Highlights.............................28

Pearl Mutual Funds                                                   Pearl Funds
2610 Park Avenue
PO Box 209
Muscatine IA 52761
E-mail: info@pearlfunds.com
866-747-9030 (Toll-Free)
563-288-2773
Fax: 563-288-4101
www.pearlfunds.com

Chairman & President
David M. Stanley

Executive Vice President
Robert H. Solt

Vice President of
Investment Management
Kevin J. Burns

Vice President
Christopher A. Hoffman

Trustees
John W. Axel
Jeffrey R. Boeyink
Douglas B. Coder
Dr. David N. Dejong
David L. Evans
Robert H. Solt
David M. Stanley
Dr. James P. Stein

Staff
Karen M. Brookhart
Peggy A.Cherrier
Karen J. Grell
Renata R. LaMar

Important News!                                                February 20, 2004

     . Pearl Total Return Fund gained 35.73% during 2003 - and outperformed 4 of its 5 comparison indexes.

     . Pearl Aggressive Growth Fund was up 53.36% during 2003 - strongly outperforming all 5 of its comparison indexes.

     . For the 4 years through December 31, 2003, Pearl Total Return Fund was up 26.88%, while most stock indexes had big losses, including: Wilshire 5000 down (17.38%), MSCI World down (22.99%), Value Line (Geometric) down (15.86%), All Equity Funds Average (Lipper) down (11.70%), All Long-Term Taxable Funds Average (Lipper) down (1.65%), and S&P 500 down (19.71%). These 4 years included the 3-year bear market (2000-2002) and a strong market rise in 2003.

     . Pearl Total Return Fund strongly outperformed all 5 of its comparison indexes for the last 3 and 5 years through December 31 - both in total return and risk-adjusted total return.

     . During its first 2 1/2 years through December 31, 2003, Pearl Aggressive Growth Fund was up 27.61% while all 5 of its comparison indexes had losses: Wilshire 5000 down (1.55%), MSCI World down (0.85%), Value Line (Geometric) down (9.32%), All Equity Funds Average (Lipper) down (0.11%), and S&P 500 down (5.33%).

     . Both Pearl Funds are no-load - no sales charge, commission, or redemption fee. In addition, both Funds continued to make all their investments on a no-load basis in 2003.

Please consider all information in this report and in the Prospectus. Past performance does not guarantee future results. Figures above are not annualized.

Thank you for your confidence in Pearl Mutual Funds.

You are invited to visit our Website at www.pearlfunds.com. Please call, e-mail, fax, or write to us. We are here to help you.

Sincerely,

Your Investment Management Team:


/s/ David M. Stanley
----------------------------------------
    David M. Stanley


/s/ Robert H. Solt
----------------------------------------
    Robert H. Solt


/s/ Kevin J. Burns
----------------------------------------
    Kevin J. Burns


/s/ Christopher A. Hoffman
----------------------------------------
    Christopher A. Hoffman

Pearl Mutual Funds

Performance Review as of December 31, 2003
--------------------------------------------------------------------------------

Review of 2003 Performance. Total Return of Pearl Total Return Fund, Pearl Aggressive Growth Fund, and each Fund's Comparison Indexes:*

--------------------------------------------------------
For the year ended 12-31-03:
--------------------------------------------------------
Pearl Total Return Fund                          + 35.73%
--------------------------------------------------------
Wilshire 5000 Index                              + 31.64%
--------------------------------------------------------
MSCI World Index                                 + 33.11%
--------------------------------------------------------
Value Line (Geometric) Index                     + 37.39%
--------------------------------------------------------
All Equity Funds Average (Lipper)                + 34.73%
--------------------------------------------------------
All Long-Term Taxable Funds Avg.                 + 27.99%
--------------------------------------------------------

--------------------------------------------------------
For the year ended 12-31-03:
--------------------------------------------------------
Pearl Aggressive Growth Fund                     + 53.36%
--------------------------------------------------------
Wilshire 5000 Index                              + 31.64%
--------------------------------------------------------
MSCI World Index                                 + 33.11%
--------------------------------------------------------
Value Line (Geometric) Index                     + 37.39%
--------------------------------------------------------
Standard & Poor's 500 Index                      + 28.69%
--------------------------------------------------------
All Equity Funds Average (Lipper)                + 34.73%
--------------------------------------------------------
     * All total returns include dividends reinvested, except Value Line Index. The total returns do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks. See Page 13 for a description of each index.

Pearl Aggressive Growth Fund strongly outperformed all 5 of its comparison indexes during 2003. The more conservative Pearl Total Return Fund outperformed 4 of its 5 benchmark indexes. Past performance does not predict future performance.

2003 Performance Factors. We believe Pearl Total Return Fund's and Pearl Aggressive Growth Fund's comparative performance and total return during 2003 were affected by many factors, including each Fund's investment strategy and decisions by the Funds' Manager, Pearl Management Company. These factors include:

     . U.S. and global stock markets recovered strongly during 2003 after the painful 3-year bear market (2000-2002). Most stocks struggled early in the year. However, stock markets rose sharply in the final nine months of the year as investors appeared to be encouraged by the signs of a recovering economy.

     . Both growth-style and value-style funds performed very well in the strong 2003 market. As in the previous 3 years, smaller-capitalization stocks continued to perform better than larger companies. Overall, international stocks also improved, performed better than U.S. stocks during the year, and had the same pattern of significantly better returns from smaller companies. U.S. high-yield bonds as a group were also up strongly. We believe these trends had a positive effect on Pearl Total Return Fund and an even greater positive effect on Pearl Aggressive Growth Fund.

     . During 2003, a majority of Pearl Total Return Fund's investments were in relatively conservative mutual funds with below-average risk records, a value emphasis, and a focus on small-cap to mid-cap stocks. The Fund invested globally through mutual funds holding U.S. or foreign securities or both. The Fund also continued to hold two bond funds. We believe these decisions reduced risk and helped the Fund's comparative performance - small caps helped significantly as did the Fund's foreign stock exposure. This Fund was 80-93% invested in equity funds throughout 2003. The equity funds position was highest in the first half of the year and was gradually decreased from mid-year through November as perceived risks increased; this caution slightly reduced both risk and performance.

     . Pearl Aggressive Growth Fund held more growth-style mutual funds than Total Return Fund and had an even greater small-cap emphasis, both of which helped its performance in 2003. Aggressive Growth Fund continued its significant investment in international equity funds and they contributed to the Fund's strong outperformance. As its investment strategy requires, this Fund is always fully invested (95% or more) in equity mutual funds.

     . Both Funds did not pay any sales charge, commission, or redemption fee. Both Funds made all their investments on a no-load basis. See "No-Load Investing" below. This helped both Funds control costs and helped their performance.

     . Pearl Management Company, the Funds' Manager, continues to research, analyze, and evaluate data on many mutual funds, categories of funds, and global stock markets. We believe this work helps our allocation decisions and selection of mutual funds.

Investment Strategy
--------------------------------------------------------------------------------

Pearl Total Return Fund is a diversified fund of funds that seeks long-term total return by being primarily invested (80% or more of net assets) in equity mutual funds, except when Pearl Management Company believes a lower percentage is justified by high risks affecting stock markets. This Fund seeks to limit shareholders' risk by holding a modest defensive position at times and by selecting some mutual funds that have demonstrated relatively lower volatility.

Pearl Aggressive Growth Fund is a diversified fund of funds that seeks long-term aggressive growth of capital by being fully invested (95% or more) in equity mutual funds at all times.

"Equity mutual funds" means funds whose objective is growth or capital appreciation, including funds that invest in U.S. or foreign securities or both.

Long-Term Investing, Not Trading. Both Pearl Funds are long-term investors, not short-term traders. Your investment management team is always ready to change investments when we believe this is in our shareholders' interest, but we work to avoid excessive turnover of the Funds' portfolios.

We are pleased that both Funds' portfolio turnover for the entire year 2003 was relatively low: 34% for Pearl Total Return Fund and 47% for Pearl Aggressive Growth Fund.

No-Load Investing. Both Funds are completely no-load - no sales charge, no commission, no redemption fee. The Funds do not impose any distribution fee (12b-1 fee). Some of the mutual funds in which the Funds may invest may impose a 12b-1 fee. The Funds can invest only in no-load (no sales charge and no redemption fee), load-waived (no-load due to large purchases), or low-load (sales load and redemption fee together must not exceed 2%) mutual funds. The Funds also can invest in closed-end funds but have not yet done so.

Both Funds seek to avoid completely all sales charges, commissions, and redemption fees - and both Funds did completely avoid them again in 2003.

Pearl Aggressive Growth Fund has never paid any sales charge, commission, or redemption fee. All of its investments to date were made on a no-load basis.

Pearl Total Return Fund has not paid any sales charge, commission, or redemption fee since 1998. All of its investments in the years 1999 through 2004 to date were made on a no-load basis.

Access to Many Funds. The Funds' investments in many mutual funds are generally large enough to take advantage of sales load waivers on large purchases. Thus, both Funds are able to select no-load investments from a very wide range of funds -- even though many of those funds would require most investors to pay a sales charge.

Another potential benefit to Pearl Funds shareholders is that both Funds are able to purchase shares of some mutual funds that are closed to new investors. Pearl Total Return Fund holds 11 equity funds, and 8 of these are no longer open to new investors. At year-end these funds comprised 64% of the Fund's total assets. Of the 12 equity funds Pearl Aggressive Growth Fund holds, 9 are closed to new investors. At year-end these funds comprised 75% of the Fund's total assets.

Current Investments. At December 31, 2003, 82.5% of Pearl Total Return Fund's net assets were invested in a diversified group of equity mutual funds, 9.9% in a high-yield bond fund, 2.0% in a high-quality bond fund, and 5.6% in cash.

At December 31, 2003, 96.4% of Pearl Aggressive Growth Fund's net assets were invested in a diversified group of equity mutual funds, with only 3.6% in cash.

Year-end investments of both Funds are listed in the financial statements. Portfolio investments are subject to change at any time without notice.

We still believe there are many risks in the U.S. stock market, including continued overvaluation of many stocks, built-in high expectations for economic and earnings growth, possible further terrorist attacks, and the inevitable uncertainties leading up to the November 2004 elections.

However, we believe the current historically-low interest rates are very positive for stocks; they provide support for company earnings and encourage some investors to move their money from low-yielding accounts into stock investments. Recent research by Bank Credit Analyst indicates an unusually large amount of investor cash is still on the sidelines.

Although always difficult to judge, on balance we believe the reward/risk ratio is moderately positive for the near term but more negative longer-term. We also believe the near-term outlook continues to favor small-to-mid-cap stock funds, although their relative attractiveness has lessened as their outperformance has continued.

Compared to the U.S., we believe international stocks overall (including those in emerging markets), especially international small-cap and mid-cap stocks, still appear to offer a slightly better reward/risk ratio than U.S. stocks. As always, foreign markets have unique risks and opportunities.

Weighing these factors, Pearl Total Return Fund remains mostly invested in equity mutual funds. A majority of this Fund's investments are in equity funds that emphasize value and that we believe are relatively conservative, and in equity funds that hold mostly small-to-mid-cap stocks rather than large-caps. This Fund continues its significant investment in international stock funds.

Pearl Aggressive Growth Fund continues to be fully invested (95% or more) in equity mutual funds. In comparison with Total Return Fund, Aggressive Growth Fund's portfolio as a whole is more volatile, includes more growth-style funds, has an even greater emphasis on small-cap stock funds, and also continues a significant investment in international stock funds.

A more precise way to measure each Fund's asset allocation is its investment portfolio asset breakdown, which counts each Fund's indirect investments through the mutual funds held in its portfolio, using recent information on the portfolio assets of those mutual funds. Based on the Funds' portfolio holdings at December 31, 2003, each Fund's investment portfolio asset breakdown was:

                            Total Return Fund   Aggressive Growth Fund
                            -----------------   ----------------------
                                 (as a percentage of total assets)

Total Stocks                             73.7%                    91.2%
U.S. Stocks                              36.5%                    44.2%
Foreign Stocks                           37.2%                    47.0%
Bonds                                    13.0%                     0.6%
Cash                                     13.3%                     8.2%

For example, at December 31, 2003, Pearl Total Return Fund's direct cash position was 5.6%, but the percentage increases to 13.3% when the varying amounts of cash held by the mutual funds in this Fund's portfolio are added.

Each Fund's asset allocation and portfolio holdings vary with changes in investments.

We diligently seek to select the best mutual funds in view of changing market conditions. Taking into account the opportunities and the risks, we believe each Fund's current portfolio mix is appropriate for the current market environment.

Top 5 Mutual Fund Holdings at December 31, 2003 (as a percentage of net assets):
-----------------------------------------------

Pearl Total Return Fund:
First Eagle Overseas, Class I                      20.46%
William Blair International Growth, Class I        10.47%
N/I Numeric Investors Small Cap Value               9.99%
Pioneer High Yield, Class A                         9.90%
Bridgeway Ultra-Small Company Market                9.39%

Pearl Aggressive Growth Fund:
Dreyfus Premier Emerging Mkts., Class A            12.81%
Bjurman, Barry Micro-Cap Growth                    11.83%
American Century Int'l Opportunity, Inv. Cl.       11.35%
Wasatch Micro Cap                                  11.30%
Artisan International Small Cap, Inv. Class         9.80%

Both Funds are actively managed and may change investments at any time. Both Funds have already made some portfolio changes during 2004 to date. Each Fund's portfolio holdings will be at least slightly different, and may be significantly different, by the time you read this report.

Investment Management Team
--------------------------------------------------------------------------------

Pearl Mutual Funds' investment manager is Pearl Management Company. The Manager's Investment Committee manages each Fund's portfolio. The Investment Committee includes:

     David M. Stanley, Chairman, President, and Chief Executive Officer Robert H. Solt, Executive Vice President, Chief Operating Officer, and
      Chief Financial Officer
     Kevin J. Burns, Vice President of Investment Management and Chief
      Investment Officer
     Christopher A. Hoffman, Vice President

Information on the entire Pearl Management Company staff is on pages 14-17.

For more information, go to www.pearlfunds.com - pages on Management and Real, Live People.

--------------------------------------------------------------------------------
                             Pearl Total Return Fund
--------------------------------------------------------------------------------

10-Year Performance. Pearl Total Return Fund's 10-year performance record is summarized in this graph:
             Comparison of change in value of $10,000 investment in
              Pearl Total Return Fund and its comparison indexes *
                             (as of 12-31 each year)
            (with dividends reinvested, except for Value Line Index)

                                    [GRAPH]

        10-Year Growth of Pearl Total Return Fund and Comparison Indexes
        ----------------------------------------------------------------
             Lipper      Lipper       MSCI         Value       Wilshire
   Pearl   All Equity    All LT       World        Line          5000
   Total    Fds. Avg    Tax. Fds      Index        Index        Index      Year
   Return    Growth      Growth      Growth       Growth        Growth      End
 $10,000    $10,000      $10,000      $10,000      $10,000      $10,000     1993
 $ 9,681    $10,005      $ 9,880      $10,508      $ 9,399      $ 9,993     1994
 $11,727    $12,511      $12,022      $12,685      $11,212      $13,638     1995
 $13,391    $14,728      $13,656      $14,395      $12,712      $16,529     1996
 $15,366    $17,304      $15,689      $16,664      $15,389      $21,702     1997
 $16,073    $19,237      $17,220      $20,720      $14,806      $26,788     1998
 $20,411    $25,670      $21,238      $25,887      $14,599      $33,101     1999
 $20,729    $24,512      $20,881      $22,475      $13,326      $29,485     2000
 $21,378    $21,252      $19,094      $18,695      $12,516      $26,252     2001
 $19,079    $16,823      $16,319      $14,977      $ 8,940      $20,777     2002
 $25,896    $22,666      $20,887      $19,935      $12,283      $27,351     2003

Past performance does not predict future performance.

     * The total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.

                            Pearl Total Return Fund
                          Average Annual Total Return
                          ---------------------------
                          1 Year    5 Years  10 Years
                          +35.73%   +10.01%   +9.98%

Pearl Total Return Fund's average annual total return was + 10.01% during the last 5 years and + 9.98% over the last 10 years. The value of an investment in Total Return Fund grew 61% during the last 5 years and 159% during the last 10 years.

Performance of Pearl Total Return Fund and Comparison Indexes through 12-31-03:
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
Average Annual Total Returns for years
ended 12-31-03 with dividends
reinvested (except for Value
Line Index):                            1 year    3 years   5 years   10 years
------------------------------------------------------------------------------
Pearl Total Return Fund                 + 35.73%   + 7.70%  + 10.01%    + 9.98%
------------------------------------------------------------------------------
Wilshire 5000 Index                     + 31.64%   - 2.48%   + 0.42%   + 10.59%
------------------------------------------------------------------------------
MSCI World Index                        + 33.11%   - 3.92%   - 0.77%    + 7.14%
------------------------------------------------------------------------------
Value Line (Geometric) Index            + 37.39%   - 2.68%   - 3.67%    + 2.08%
------------------------------------------------------------------------------
All Equity Funds Average (Lipper)       + 34.73%   - 2.58%   + 3.34%    + 8.53%
------------------------------------------------------------------------------
All Long-Term Taxable Funds Average
 (Lipper)                               + 27.99%   + 0.01%   + 3.80%    + 7.64%
------------------------------------------------------------------------------

     See Page 13 for a description of each index.

--------------------------------------------------------------------------------
                             Pearl Total Return Fund
--------------------------------------------------------------------------------

Risk-Adjusted Total Return. Pearl Total Return Fund seeks to outperform its 5 comparison indexes on a long-term risk-adjusted total return basis. Two factors should be considered together in assessing a mutual fund's performance: its total return and its risk. Therefore, we measure the Fund's total return in relation to the risk (volatility) it incurred, and then we compare this with the risk-adjusted return of the Fund's 5 benchmark indexes.

Standard deviation is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an index. The higher the standard deviation, the greater the volatility risk. To minimize risk, a low standard deviation is desirable.

Standard Deviations of Pearl Total Return Fund and Comparison Indexes through 12-31-03:

------------------------------------------------------------------------------
      Annualized Standard Deviations:              1 year   3 years    5 years
------------------------------------------------------------------------------
Pearl Total Return Fund                             11.97%    16.30%     15.70%
------------------------------------------------------------------------------
Wilshire 5000 Index                                 11.76%    19.05%     18.95%
------------------------------------------------------------------------------
MSCI World Index                                    13.30%    17.75%     16.55%
------------------------------------------------------------------------------
Value Line (Geometric) Index                        16.08%    22.80%     19.86%
------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                   11.92%    17.76%     18.33%
------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)         9.19%    13.43%     13.64%
------------------------------------------------------------------------------

     See page 13 for a description of each index.

The Sharpe ratio is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return. A high Sharpe ratio is desirable.

Sharpe Ratios of Pearl Total Return Fund and Comparison Indexes through
12-31-03:

------------------------------------------------------------------------------
              Sharpe Ratios:                       1 year   3 years    5 years
------------------------------------------------------------------------------
Pearl Total Return Fund                            + 2.92    + 0.36     + 0.48
------------------------------------------------------------------------------
Wilshire 5000 Index                                + 2.62    - 0.26     - 0.19
------------------------------------------------------------------------------
MSCI World Index                                   + 2.43    - 0.36     - 0.31
------------------------------------------------------------------------------
Value Line (Geometric) Index                       + 2.28    - 0.22     - 0.44
------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                  + 2.85    - 0.28     - 0.01
------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)       + 2.96    - 0.17     + 0.03
------------------------------------------------------------------------------

     See page 13 for a description of each index.

The Fund's risk-adjusted performance was better than 4 of its 5 comparison indexes for the past one year, and was significantly better than all 5 comparison indexes during the past 3 and 5 years through December 31, 2003. Pearl Total Return Fund had a positive Sharpe ratio for both the 3- and 5-year periods, in contrast to all 5 benchmark indexes. Most of the 3- and 5-year Sharpe ratios were negative, because stock markets underperformed Treasury bills during the long, deep 3-year bear market (2000-2002) - but the Fund had positive risk-adjusted performance for all 3 periods.

--------------------------------------------------------------------------------
                             Pearl Total Return Fund
--------------------------------------------------------------------------------

Performance Summary. Past performance does not predict future performance.

     . Pearl Total Return Fund had a + 35.73% total return for the year ended December 31, 2003.

     . Pearl Total Return Fund's + 35.73% total return outperformed the average (+ 32.97%) of this Fund's 5 comparison indexes during 2003. See page 2. We believe this outperformance is significant because it was achieved during the big 2003 market rise. Total Return Fund had a risk-reducing partial defensive position, with only about three-fourths of its total assets invested in stocks (through the mutual funds in this Fund's portfolio) during the second half of the year, while 3 of its 5 benchmark indexes are pure stock indexes that are always 100% invested.

     .    The Fund's total return was + 35.73% in 2003, - 10.75% in 2002, +
          3.13% in 2001, + 1.56% in 2000, and + 26.99% in 1999.

     . During the entire 4 years through December 31, 2003, Total Return Fund was up 26.88% while its 5 comparison indexes were down (13.92%) on average (not annualized). See p. 1.

     . The Fund strongly outperformed all 5 comparison indexes during the last 3 years and 5 years -- and outperformed 4 of the 5 during the last 10 years. See page 6.

     . Pearl Total Return Fund's risk-adjusted total return strongly outperformed all 5 comparison indexes during the last 3 years and 5 years.

Fund Expenses. Pearl Total Return Fund's total net expenses, after reimbursement by the Manager (see page 12), were 0.98% of the Fund's average net assets during 2003. We believe this expense ratio is one of the lowest for all funds of its type (independent fund of funds) in the U.S.

Net Asset Value & Dividend. Pearl Total Return Fund's net asset value per share increased 35.73%, from $9.50 (ex-dividend) at December 31, 2002 to $12.89 at December 31, 2003. The $12.89 net asset value was then reduced to $12.69 by payment of the year-end income dividend of $.2041 per share. There was no capital gains distribution for 2003. The dividend did not change the Fund's total return. The Fund seeks long-term total return, not current income.

Net Asset Value, December 31, 2002 (ex-dividend)       $ 9.50
Total return, year 2003 (+ 35.73%)                     + 3.39
                                                       ------
Net Asset Value, December 31, 2003 (before dividend) 12.89 Income dividend per share ($.2041, rounded to
 nearest whole cent)                                    - .20
                                                       ------
Net Asset Value, December 31, 2003 (ex-dividend)        12.69

Year-end 2003 Dividend. Last month we mailed your Shareholder Account Statement showing your 2003 dividend and the total value of your Total Return Fund shares at year-end. Nearly all shareholders reinvested this dividend as of December 31 to buy more Fund shares at the ex-dividend net asset value of $12.69 per share.

We also mailed to you last month a Tax Form 1099-DIV for your 2003 year-end dividend. However, you did not receive a 1099-DIV if your dividend was less than $10.

Net Assets of Pearl Total Return Fund increased from $39,928,483 at December 31, 2002 to $53,352,177 at December 31, 2003. This was primarily due to investment results.

--------------------------------------------------------------------------------
                          Pearl Aggressive Growth Fund
--------------------------------------------------------------------------------

Fund Performance. Pearl Aggressive Growth Fund's performance record for the 2 1/2 years since its inception is summarized in this graph:

             Comparison of change in value of $10,000 investment in
            Pearl Aggressive Growth Fund and its comparison indexes *
                 (as of 12-31 each year, from 7-2-01 inception)
            (with dividends reinvested, except for Value Line Index)

                                    [GRAPH]


  Growth of Pearl Aggressive Growth Fund and Comparison Indexes Since Inception
  -----------------------------------------------------------------------------
             Lipper                 MSCI         Value       Wilshire
  Pearl    All Equity               World         Line        5000
Aggressive  Fds. Avg   S&P 500     Index         Index        Index      Year
 Growth      Growth    Growth      Growth        Growth      Growth      End
 $10,000    $10,000    $10,000      $10,000      $10,000      $10,000     2000
 $10,059    $ 9,366    $ 9,443      $ 9,298      $ 9,240      $ 9,450     2001**
 $ 8,321    $ 7,414    $ 7,356      $ 7,449      $ 6,600      $ 7,479     2002
 $12,761    $ 9,989    $ 9,467      $ 9,915      $ 9,068      $ 9,845     2003

* The total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.

** = Partial year return (from 7-2-01 to 12-31-01)

Pearl Aggressive Growth Fund has come through a very volatile first 2 1/2 years of existence with a solid gain - and strongly outperformed all of its 5 comparison indexes during this period.

Performance of Pearl Aggressive Growth Fund and Comparison Indexes
------------------------------------------------------------------
through 12-31-03:
-----------------

------------------------------------------------------------------------
Average Annual Total Returns for periods ended
12-31-03 with dividends reinvested (except for               From 7-2-01
Value Line Index):                                1 Year     (inception)
------------------------------------------------------------------------
Pearl Aggressive Growth Fund                      + 53.36%       + 10.24%
------------------------------------------------------------------------
Wilshire 5000 Index                               + 31.64%        - 0.62%
------------------------------------------------------------------------
MSCI World Index                                  + 33.11%        - 0.34%
------------------------------------------------------------------------
Value Line (Geometric) Index                      + 37.39%        - 3.84%
------------------------------------------------------------------------
Standard & Poor's 500 Index                       + 28.69%        - 2.17%
------------------------------------------------------------------------
All Equity Funds Average (Lipper)                 + 34.73%        - 0.04%
------------------------------------------------------------------------

     See page 13 for a description of each index.

--------------------------------------------------------------------------------
                          Pearl Aggressive Growth Fund
--------------------------------------------------------------------------------

Risk-Adjusted Total Return. Even though Aggressive Growth Fund is not as focused as Total Return Fund on the potential riskiness of its portfolio, it is useful to measure Aggressive Growth Fund's total return in relation to the risk (volatility) it incurred. Then we compare this with the risk-adjusted return of the Fund's 5 comparison indexes.

Standard deviation is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an index. The higher the standard deviation, the greater the volatility risk. To minimize risk, a low standard deviation is desirable. However, an aggressive growth fund by its nature will be more risky than a more conservative fund.

Standard Deviations of Pearl Aggressive Growth Fund and Comparison Indexes through 12-31-03:

---------------------------------------------------------
                                              From 7-2-01
 Annualized Standard Deviations:    1 Year    (inception)
---------------------------------------------------------
Pearl Aggressive Growth Fund         18.12%         21.76%
---------------------------------------------------------
Wilshire 5000 Index                  11.76%         19.29%
---------------------------------------------------------
MSCI World Index                     13.30%         17.86%
---------------------------------------------------------
Value Line (Geometric) Index         16.08%         25.30%
---------------------------------------------------------
Standard & Poor's 500 Index          11.82%         18.78%
---------------------------------------------------------
All Equity Funds Average (Lipper)    11.92%         18.65%
---------------------------------------------------------

     See page 13 for a description of each index.

The Sharpe ratio is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return. A high Sharpe ratio is desirable.

Sharpe Ratios of Pearl Aggressive Growth Fund and Comparison Indexes through 12-31-03:

---------------------------------------------------------
                                              From 7-2-01
         Sharpe Ratios:             1 Year    (inception)
---------------------------------------------------------
Pearl Aggressive Growth Fund        + 2.91         + 1.09
---------------------------------------------------------
Wilshire 5000 Index                 + 2.62         - 0.30
---------------------------------------------------------
MSCI World Index                    + 2.43         - 0.28
---------------------------------------------------------
Value Line (Geometric) Index        + 2.28         - 0.54
---------------------------------------------------------
Standard & Poor's 500 Index         + 2.36         - 0.51
---------------------------------------------------------
All Equity Funds Average (Lipper)   + 2.85         - 0.23
---------------------------------------------------------

     See page 13 for a description of each index.

Aggressive Growth Fund's risk-adjusted performance was better than all 5 of its comparison indexes in the year 2003 - and since its inception was significantly better than all 5 benchmarks. Within this group Aggressive Growth Fund had the only positive Sharpe ratio during the difficult market of the past 2 1/2 years.

--------------------------------------------------------------------------------
                          Pearl Aggressive Growth Fund
--------------------------------------------------------------------------------

Performance Summary. Past performance does not predict future performance.

     . Pearl Aggressive Growth Fund had a + 53.36% total return for the year ended December 31, 2003.

     . Pearl Aggressive Growth Fund's + 53.36% total return strongly outperformed the average total return (+ 33.11%) of this Fund's 5 comparison indexes during 2003. See page 2 for each index's total return.

     . The Fund also strongly outperformed all 5 of its comparison indexes since its inception (July 2, 2001). During its first 2 1/2 years though December 31, 2003, Pearl Aggressive Growth Fund was up 27.61% while all 5 benchmark indexes had losses, down (3.43%) on average (not annualized). See page 1 for each index's total return.

     . Pearl Aggressive Growth Fund also strongly outperformed all 5 comparison indexes on a risk-adjusted total return basis for the 2 1/2 -year period since its inception.

Fund Expenses. Aggressive Growth Fund's total net expenses, after reimbursement by the Manager (see page 12), were 0.98% of the Fund's average net assets during 2003. We believe this 0.98% expense ratio is one of the lowest for all funds of its type (independent fund of funds) in the U.S.

Net Asset Value. Aggressive Growth Fund's net asset value per share increased 53.36%, from $8.19 at December 31, 2002 to $12.56 at December 31, 2003.

This Fund did not pay a dividend or distribution in 2003.

The Fund seeks long-term aggressive growth, not current income.

Net Assets of Pearl Aggressive Growth Fund increased from $14,605,340 at December 31, 2002 to $21,056,350 at December 31, 2003. This was primarily due to investment results.

General Information
--------------------------------------------------------------------------------

This report is provided for the shareholders of Pearl Mutual Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. The Prospectus contains more complete information on the Funds, including fees and expenses. Please read the Prospectus carefully before you invest or send money. To obtain a Prospectus, please call toll-free 866-747-9030 or visit our Website at www.pearlfunds.com.

Shares of the Pearl Funds are available to persons residing in certain states. Please go to www.pearlfunds.com or call toll-free 866-747-9030 to determine whether you are eligible to purchase Fund shares. This report is not an offer of or a solicitation of an offer to buy either Fund, nor shall either Fund be offered or sold to any person, in any jurisdiction in which the offer, solicitation, purchase, or sale would be unlawful under its securities law. The Funds are offered only to residents of the United States.

Performance is historical and does not guarantee future results. Investment return and principal value of an investment in each Pearl Fund will fluctuate, so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Performance changes over time and may be materially different by the time you read this report. For recent performance information, go to www.pearlfunds.com or call toll-free 866-747-9030.

All investments involve risk. Even though Pearl Total Return Fund and Pearl Aggressive Growth Fund each invest in many mutual funds, that investment strategy cannot eliminate risk.

Please consult your tax advisor regarding the tax consequences of owning shares of the Funds in your particular circumstances.

From July 1, 1972 through July 1, 2001, Pearl Total Return Fund's shares were not registered under the Securities Act of 1933 and only private sales were made. The Fund began offering its shares to the public pursuant to an effective registration statement on July 2, 2001.

Total return means total growth of the investment, with all dividends and distributions (including capital gains) reinvested.

Limits on Expenses. Pearl Management Company, the Funds' Manager, has contractually agreed to reimburse each Pearl Fund for all ordinary operating expenses (including management and administrative fees) exceeding these expense ratios: 0.98% of a Fund's average net assets up to $100 million and 0.78% in excess of $100 million. When the Manager has reimbursed a Fund for expenses in excess of these limits, the Manager may recover the reimbursed amounts, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limits. These expense limits will continue at least through December 31, 2007 unless a change is approved by the Funds' Board of Trustees.

The Manager's reimbursement of expenses that exceed the expense limit lowers the expense ratio and increases the overall return to investors.

You May Send a Message to the Funds' Board of Trustees on any subject. Send your message to the Pearl Mutual Funds office, addressed to the Board of Trustees. We will promptly send it to all of the Trustees.

Communications Invited on Accounting and Auditing. Any person may communicate, confidentially and anonymously, any concerns regarding accounting or auditing matters to David L. Evans, Chairman of the Audit Committee of Pearl Mutual Funds, by either of these two means:
     1.  Mail to 32500 El Diente Court, Evergreen, CO 80439 (preferred method)
     2.  Telephone to 303-679-9689

Privacy Policy. Because we consider the preservation of your privacy a priority, Pearl Mutual Funds has adopted a privacy policy. You may view the privacy policy at www.pearlfunds.com (click the Privacy Policy page) or by calling toll-free 866-747-9030.

We Invite and Welcome Your Calls. A real, live person will talk with you, promptly. You will know the full name of the person you talk with. He or she will be one of our officers or key staff persons. You will get a straight answer. If we don't know the answer, we will find it and get back to you quickly.

If we break this promise, tell us and you will receive our personal apology.

We Also Invite You to E-mail, Fax, or Write to Us:

     E-mail to info@pearlfunds.com

     Fax to 563-288-4101

     Write to Pearl Mutual Funds, 2610 Park Avenue, PO Box 209, Muscatine, IA 52761

Description of Indexes: The Wilshire 5000 Index is an unmanaged index that is market-capitalization weighted, includes all publicly-traded U.S. common stocks with readily available price data, and is generally representative of the performance of the average dollar invested in U.S. common stocks. The MSCI World Index is an unmanaged index that is market-capitalization weighted and is generally representative of the performance of the global (including U.S. and international) market for common stocks. The Value Line (Geometric) Index is an unmanaged index that equally weights a broad range of publicly-traded U.S. common stocks included in The Value Line Investment Survey and is generally representative of the performance of the average U.S. common stock. The Standard & Poor's (S & P) 500 Index is an unmanaged index of 500 stocks that is market-capitalization weighted and is generally representative of the performance of larger companies in the U.S. The All Equity Funds Average (Lipper) is an unmanaged and unweighted average of the total return performance of all equity-oriented mutual funds as classified and calculated by Lipper Inc. The All Long-Term Taxable Funds Average (Lipper) is an unmanaged and unweighted average of the total return performance of all long-term taxable mutual funds as classified and calculated by Lipper Inc.

The holdings of each Pearl Fund are not identical to any of the indexes named above or any other market index. Therefore, the performance of each Pearl Fund will not mirror the returns of any particular index. It is not possible to invest directly in an index.

Trademarks and copyrights relating to the indexes are owned by: Wilshire 5000
Index: Wilshire Financial Services, Inc.; MSCI World Index: Morgan Stanley Capital International; Value Line (Geometric) Index: Valueline, Inc.; Standard & Poor's 500 Index: The McGraw Hill Companies; and Lipper Averages: Reuters Funds Information Limited, a United Kingdom corporation.

Trustees and Officers.
----------------------

The names and ages of the Trustees and Officers of Pearl Mutual Funds, the date each was first elected or appointed to office, and their principal business occupations and other public company directorships they have held during at least the last five years, are shown below. Each Trustee and Officer serves in that capacity for each of the two series of Pearl Mutual Funds: Pearl Total Return Fund and Pearl Aggressive Growth Fund.

                                                       Date First                                        Other
                                                       Elected or                                       Public
                            Positions Held with Both   Appointed     Principal Occupations during       Company
 Name and Age at 12-31-03            Funds            to Office **           Past 5 Years            Directorships
--------------------------  ------------------------  ------------  -------------------------------  -------------
Trustees who are "Interested Persons" of the Funds: *

Robert H. Solt, 36          Executive Vice            Feb. 2001     Director since Feb. 2001,        None.
                            President, Chief          and Sept.     Executive Vice President, Chief
                            Operating Officer, Chief  2002          Operating Officer, Chief
                            Financial Officer,        (Trustee)     Financial Officer, Secretary,
                            Secretary, Treasurer,                   and Treasurer since June 2001,
                            and Trustee                             Vice President, Asst.
                                                                    Secretary, and Asst. Treasurer,
                                                                    Feb. 2001 to June 2001, Pearl
                                                                    Management Company. Prior
                                                                    thereto (beginning 1991),
                                                                    Officer, Iowans for Tax Relief,
                                                                    Tax Education Foundation, and
                                                                    Tax Education Support
                                                                    Organization (nonprofit public
                                                                    interest organizations).

David M. Stanley, 75        Chairman, President,      July 1972     Chairman, President, Chief
                            Chief Executive Officer,                Executive Officer, Asst.
                            Asst. Secretary, and                    Secretary, and Director, Pearl
                            Trustee                                 Management Company. Chairman
                                                                    and Director, Midwest
                                                                    Management Corporation (private
                                                                    investment company).

Trustees who are not "Interested Persons" of the Funds:

John W. Axel, 62            Trustee                   Dec. 1974     Owner and Chief Executive        None.
                                                                    Officer, Iowa Companies, Inc.
                                                                    (holding company). President,
                                                                    Environmental Services Inc.
                                                                    (waste hauling). President,
                                                                    Perfect Pallet Co. (pallet
                                                                    manufacturer).

Jeffrey R. Boeyink, 41      Trustee                   Oct. 1997     Executive Vice President,        None.
                                                                    Iowans for Tax Relief, Tax
                                                                    Education Foundation, and Tax
                                                                    Education Support Organization
                                                                    (nonprofit public interest
                                                                    organizations).

Douglas B. Coder, 67        Trustee                   Dec. 1974     Owner, Coder Co. (business       None.
                                                                    brokerage). Owner, DBC Realty
                                                                    (investments). Chairman and
                                                                    Director, Catalyst
                                                                    International (software).

Dr. David N. DeJong, 40     Trustee                   Dec. 1998     Professor of Economics,          None.
                                                                    University of Pittsburgh.

                                                       Date First                                        Other
                                                       Elected or                                       Public
                            Positions Held with Both   Appointed     Principal Occupations during       Company
 Name and Age at 12-31-03            Funds            to Office **           Past 5 Years            Directorships
--------------------------  ------------------------  ------------  -------------------------------  -------------
David L. Evans, 62          Trustee                   June 1977     Owner and CEO, Evanwood          None.
                                                                    Corporation (consulting) since
                                                                    Jan. 1992. Director, John Deere
                                                                    Receivables, Inc. (asset-backed
                                                                    securities). Chief Executive,
                                                                    Rose Creek Ridge, LLC (farming)
                                                                    since Aug. 2003. Chief
                                                                    Financial Officer, Netbeam,
                                                                    Inc. (Internet access)
                                                                    Oct. 1999 to Nov. 2000.

Dr. James P. Stein, 52      Trustee                   Oct. 2003     Chairman of Board of Directors   None.
                                                                    (since 1999) and Director,
                                                                    Central Bancshares, Inc.
                                                                    Director, subsidiary banks of
                                                                    Central Bancshares, Inc.
                                                                    Director, Varied Investments,
                                                                    Inc. (grain processing and
                                                                    agricultural products). Doctor
                                                                    of Veterinary Medicine. Private
                                                                    investor.

Other Officers of Pearl Mutual Funds:

Kevin J. Burns, 34          Vice President of         Jan. 1996     Director since June 1998, Vice   None.
                            Investment Management,                  President of Investment
                            Chief Investment                        Management and Chief Investment
                            Officer, Asst.                          Officer since Feb. 2001, Asst.
                            Secretary, and Asst.                    Secretary and Asst. Treasurer
                            Treasurer                               since March 1997, Vice
                                                                    President Jan. 1998 to Feb.
                                                                    2001, and Research Director
                                                                    Jan. 1996 to Feb. 2001, Pearl
                                                                    Management Company.

Christopher A. Hoffman, 37  Vice President            Oct. 2003     Vice President since Aug. 2003   None.
                                                                    and Director since Sept. 2003,
                                                                    Pearl Management Company.
                                                                    Managing Member, Hoffman
                                                                    Enterprises LLC. (Insurance).
                                                                    Agent, Life Investors, since
                                                                    June 2002. Registered
                                                                    Representative, SII
                                                                    Investments, Oct. 2002 to Aug.
                                                                    2003. Registered
                                                                    Representative, ISI Securities,
                                                                    June 2002 to Sept. 2002.
                                                                    Registered Representative,
                                                                    Franklin Financial Services,
                                                                    Sept. 2000 to May 2002. Agent,
                                                                    American General Insurance,
                                                                    Sept. 2000 to May 2002. Account
                                                                    Executive, First Data Corp
                                                                    (e-commerce), April 1998 to
                                                                    Oct. 1999.

Karen M. Brookhart, 32      Asst. Secretary and       March 2002    Asst. Secretary since March      None.
                            Administrative Assistant                2002, Administrative Assistant
                            to Vice President of                    to Vice President of Investment
                            Investment Management                   Management since Sept. 2001,
                                                                    Pearl Management Company.
                                                                    Customer Service
                                                                    Representative, HON Company
                                                                    (Office Furniture), July 1999
                                                                    to Aug. 2001. Marketing
                                                                    Consultant, Elgin Broadcasting,
                                                                    Sept. 1998 to June 1999.

                                                       Date First                                        Other
                                                       Elected or                                       Public
                            Positions Held with Both   Appointed     Principal Occupations during       Company
 Name and Age at 12-31-03            Funds            to Office **           Past 5 Years            Directorships
--------------------------  ------------------------  ------------  -------------------------------  -------------
Peggy A. Cherrier, 51       Asst. Secretary and       March 2001    Asst. Secretary since Feb.       None.
                            Administrative Assistant                2001, Administrative Assistant
                                                                    since Aug. 2000, Pearl
                                                                    Management Company.
                                                                    Administrative Assistant,
                                                                    Iowans for Tax Relief, Mar.
                                                                    1999 to Aug. 2000. Prior
                                                                    thereto, Legal Assistant,
                                                                    Allbee, Allison & Denning.

Karen J. Grell, 31          Asst. Treasurer and       June 2001     Assistant Treasurer since June   None.
                            Accountant                              2001 and Accountant since Feb.
                                                                    2001, Pearl Management Company.
                                                                    Bookkeeper, Davenport Printing
                                                                    Co., Dec. 1999 to Feb. 2001.
                                                                    Prior thereto, Bookkeeper,
                                                                    Kevin Grell Trucking.

Renata R. LaMar, 39         Asst. Treasurer and       March 2001    Asst. Treasurer and Financial    None.
                            Financial Administrator                 Administrator since Feb. 2001,
                                                                    Accountant, Aug. 2000 to Feb.
                                                                    2001, Pearl Management Company.
                                                                    Accountant, Mar. 1997 to Aug.
                                                                    2000, Heart of America
                                                                    Restaurants & Inns.

* Mr. Stanley is an "Interested Person" of Pearl Mutual Funds, as defined in the Investment Company Act of 1940, because he is the Chairman, President, Chief Executive Officer, and a Director of Pearl Management Company, the investment manager for Pearl Mutual Funds.

* Mr. Solt is an "Interested Person" of Pearl Mutual Funds, as defined in the Investment Company Act of 1940, because he is the Executive Vice President, Chief Operating Officer, Chief Financial Officer, Secretary, Treasurer, and a Director of Pearl Management Company, the investment manager for Pearl Mutual Funds.

** Dates prior to June 2001 correspond to the date first elected or appointed as a Director or Officer of Mutual Selection Fund, Inc., the Funds' predecessor.

The business address of the Trustees and Officers affiliated with Pearl Management Company is 2610 Park Avenue, PO Box 209, Muscatine, Iowa 52761.

The addresses of the other Trustees are:

     Mr. Axel - 2001 Circle Drive, Muscatine, IA 52761
     Mr. Boeyink - 303 Woodcreek Lane, Muscatine, IA 52761
     Mr. Coder - 8711 East Pinnacle Peak Rd., Scottsdale, AZ 85255
     Dr. DeJong - Department of Economics, University of Pittsburgh, Pittsburgh,
                  PA 15260
     Mr. Evans - 32500 El Diente Court, Evergreen, CO 80439
     Dr. Stein - Central State Bank Building, Room 207, 301 Iowa Avenue,
                 Muscatine, IA 52761

The Board of Trustees has overall responsibility for the affairs of Pearl Mutual Funds. Each Trustee serves for an indefinite term of unlimited duration until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or a successor, and until the election and qualification of his or her successor. The Board of Trustees may fill any vacancy provided that at least two-thirds of the Trustees have been elected by the shareholders. A Trustee may be removed, with or without cause, at any time by a vote of at least two-thirds of the Funds' outstanding shares or by written instrument signed by at least two-thirds of the remaining Trustees.

The Board of Trustees elects or appoints the Officers of Pearl Mutual Funds annually. Each Officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The Board of Trustees may remove any Officer, with or without cause, at any time.

Statement of Additional Information. The Funds' Statement of Additional Information includes more information about the Trustees and Officers. You may obtain a free copy of the Statement of Additional Information in any of these ways:

     Download and view (and print, if desired) the Statement of Additional Information at www.pearlfunds.com

     Call toll-free 866-747-9030

     E-mail to info@pearlfunds.com

     Fax to 563-288-4101

     Write to Pearl Mutual Funds, 2610 Park Avenue, PO Box 209, Muscatine, IA 52761

Deloitte

                                                     Deloitte & Touche LLP
                                                     Northwest Bank Building
                                                     101 West Second Street
                                                     Davenport, Iowa  52801-1813
                                                     USA

                                                     Tel: + 1 563 322  4415
                                                     Fax: + 1 563 445  9600
                                                     www.us.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Pearl Mutual Funds:

We have audited the accompanying statements of net assets of Pearl Mutual Funds, including Pearl Total Return Fund and Pearl Aggressive Growth Fund (collectively, the "Funds") as of December 31, 2003 and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Pearl Total Return Fund for the years ended prior to December 31, 1999 were audited by other auditors whose report, dated February 22, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2003, the results of their respective operations, the changes in their respective net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

January 30, 2004

                             PEARL TOTAL RETURN FUND
                             STATEMENT OF NET ASSETS
                                December 31, 2003
ASSETS:
   INVESTMENTS in mutual funds, all common                  Shares        % of net        Market
   stocks of unaffiliated issuers:                          owned          assets         value
                                                         ------------   ------------   ------------
   Equity mutual funds:
      Bridgeway Ultra-Small Company Market Fund.......        354,186           9.39%  $  5,291,534
      First Eagle Overseas Fund, Class I..............        632,030          20.46%    11,528,222
      JP Morgan Mid Cap Value Fund, Select Shares.....        137,421           4.56%     2,569,768
      Matthews Asian Growth and Income Fund...........        287,497           7.05%     3,973,214
      N/I Numeric Investors Small Cap Value Fund......        293,410           9.99%     5,630,529
      Oakmark International Small Cap Fund, Class I...        277,408           7.91%     4,455,172
      Oakmark Select Fund, Class I....................         64,940           3.53%     1,988,452
      Royce Special Equity Fund.......................        113,883           3.63%     2,046,470
      Wasatch Core Growth Fund........................         83,775           5.49%     3,092,987
      William Blair International Growth Fund,
       Class I........................................        312,956          10.47%     5,899,225
                                                                        ------------   ------------
         TOTAL EQUITY MUTUAL FUNDS....................                         82.48%    46,475,573
                                                                        ------------   ------------
   Income mutual funds:
      PIMCO Total Return Fund, Institutional Class....        107,430           2.04%     1,150,574
      Pioneer High Yield Fund, Class A................        467,121           9.90%     5,577,423
                                                                        ------------   ------------
         TOTAL INCOME MUTUAL FUNDS....................                         11.94%     6,727,997
                                                                        ------------   ------------
   Money market mutual fund:
      Vanguard Money Market Prime Fund................         10,959           0.02%        10,959
                                                                        ------------   ------------
      TOTAL INVESTMENTS (cost $42,572,019, including
       reinvested dividends and distributions)........                         94.44%    53,214,529
   Cash...............................................                          5.65%     3,182,867
   Accrued interest on bank account...................                          0.00%         1,850
                                                                        ------------   ------------
         TOTAL ASSETS                                                         100.09%    56,399,246
                                                                        ------------   ------------
LIABILITIES:
   Income dividend to be paid in cash
    January 30, 2004..................................                          0.00%         1,922
   Investment manager's fees payable (Note 5).........                          0.08%        36,965
   Payable to manager for expenses of Fund (Note 5)...                          0.01%         7,218
   Other liabilities..................................                          0.00%           964
                                                                        ------------   ------------
         TOTAL LIABILITIES                                                      0.09%        47,069
                                                                        ------------   ------------
NET ASSETS, applicable to 4,440,390 outstanding shares
 of beneficial interest (no par value); unlimited
 shares authorized....................................                        100.00%    56,352,177
                                                                        ============   ============
   NET ASSET VALUE -- OFFERING AND REDEMPTION PRICE
    PER SHARE.........................................                                 $      12.69
                                                                                       ============
NET ASSETS CONSIST OF:
   Capital............................................                                 $ 47,492,825
   Accumulated undistributed net investment income....                                          408
   Accumulated net realized losses....................                                   (1,783,566)
   Net unrealized appreciation in value of
    investments.......................................                                   10,642,510
                                                                                       ------------
         TOTAL NET ASSETS                                                              $ 56,352,177
                                                                                       ============

                       See notes to financial statements.

                             PEARL TOTAL RETURN FUND
                             STATEMENT OF OPERATIONS

                                                              Year Ended
                                                             December 31,
                                                                 2003
                                                             ------------
INVESTMENT INCOME:
   Income:
      Dividends...........................................   $  1,318,447
      Interest on bank account............................          9,284
                                                             ------------
            TOTAL INVESTMENT INCOME.......................      1,327,731
   Expenses, current year (Note 5):
      Associations........................................          1,795
      Auditors' services..................................         32,700
      Custodian fees......................................          4,415
      Data processing.....................................         11,981
      Trustees' fees (Note 6).............................         26,571
      Registration fees...................................         12,381
      Insurance...........................................         19,265
      Investment management and administrative services
       fees (Note 5)......................................        369,306
      Legal services......................................         45,386
      Meetings............................................          6,012
      Other...............................................          1,918
                                                             ------------
         TOTAL EXPENSES BEFORE REIMBURSEMENT..............        531,730
   Expenses reimbursed by investment manager (Note 5).....        (96,067)
                                                             ------------
            TOTAL EXPENSES................................        435,663
                                                             ------------
            NET INVESTMENT INCOME.........................        892,068
                                                             ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized losses on investments (securities of
    unaffiliated issuers).................................       (710,322)
   Change in net unrealized appreciation of investments...     14,164,350
                                                             ------------
      NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS....     13,454,028
                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......   $ 14,346,096
                                                             ============

                       See notes to financial statements.

                             PEARL TOTAL RETURN FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Year Ended     Year Ended
                                                                            December 31,   December 31,
INCREASE (DECREASE) IN NET ASSETS:                                              2003           2002
                                                                            ------------   ------------
FROM OPERATIONS:
   Net investment income.................................................   $    892,068   $    393,096
   Net realized losses on investments....................................       (710,322)    (1,027,139)
   Change in net unrealized appreciation (depreciation) of investments...     14,164,350     (4,218,298)
                                                                            ------------   ------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....     14,346,096     (4,852,341)
                                                                            ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 7):
   Dividends from net investment income..................................       (892,068)      (393,096)
                                                                            ------------   ------------
FROM CAPITAL SHARES TRANSACTIONS:
   Proceeds received for shares sold (366,020 and 211,154 shares)........      4,062,507      2,155,143
   Net asset value of shares (70,138 and 41,353 shares) issued in
    reinvestment of distributions........................................        890,047        392,852
   Paid on redemption of shares (198,681 and 402,934 shares), including
    exchanges into Pearl Aggressive Growth Fund..........................     (1,982,888)    (4,181,260)
                                                                            ------------   ------------
      INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS:
         (net increase (decrease) of 237,477 and (150,427) shares).......      2,969,666     (1,633,265)
                                                                            ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................     16,423,694     (6,878,702)
NET ASSETS:
   Beginning of period...................................................     39,928,483     46,807,185
                                                                            ------------   ------------
   End of period (including accumulated undistributed net investment
    income, $408 and $308, respectively).................................   $ 56,352,177   $ 39,928,483
                                                                            ============   ============

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                             STATEMENT OF NET ASSETS
                                December 31, 2003

ASSETS:
   INVESTMENTS in mutual funds, all common                  Shares        % of net        Market
    stocks of unaffiliated issuers:                         owned          assets         value
                                                         ------------   ------------   ------------
   Equity mutual funds:
      American Century International Opportunities
       Fund, Investor Class...........................        304,988          11.35%  $  2,391,106
      Artisan International Small Cap Fund, Investor
       Class..........................................        132,176           9.80%     2,063,261
      Bjurman, Barry Micro-Cap Growth Fund............         73,522          11.83%     2,491,668
      Bogle Small Cap Growth Fund, Institutional
       Class..........................................         69,476           8.70%     1,831,378
      Century Small Cap Select Fund, Institutional
       Class..........................................         11,590           1.19%       251,159
      Dreyfus Premier Emerging Markets Fund, Class A..        160,513          12.81%     2,698,229
      Matthews Pacific Tiger Fund.....................        134,789           8.42%     1,772,474
      Oakmark Global Fund, Class I....................         78,533           7.19%     1,514,117
      Wasatch Micro Cap Fund..........................        328,591          11.30%     2,379,002
      Wasatch Micro Cap Value Fund....................        125,093           1.43%       301,474
      Wasatch Small Cap Value Fund....................        194,800           4.90%     1,032,438
      William Blair Small Cap Growth Fund, Class I....         71,930           7.53%     1,584,611
                                                                        ------------   ------------
         TOTAL EQUITY MUTUAL FUNDS....................                         96.45%    20,310,917
                                                                        ------------   ------------

   Money market mutual fund:
      Vanguard Money Market Prime Fund................          6,388           0.03%         6,388
                                                                        ------------   ------------
      TOTAL INVESTMENTS (cost $15,332,697, including
       reinvested dividends and distributions)........                         96.48%    20,317,305
   Cash...............................................                          3.59%       755,025
   Accrued interest on bank account...................                          0.00%           503
                                                                        ------------   ------------
         TOTAL ASSETS.................................                        100.07%    21,072,833
                                                                        ------------   ------------
LIABILITIES:
   Investment manager's fees payable (Note 5).........                          0.06%        14,414
   Payable to manager for expenses of Fund (Note 5)...                          0.01%         2,011
   Other liabilities..................................                          0.00%            58
                                                                        ------------   ------------
         TOTAL LIABILITIES............................                          0.07%        16,483
                                                                        ------------   ------------
NET ASSETS, applicable to 1,676,067 outstanding shares
 of beneficial interest (no par value); unlimited
 shares authorized....................................                        100.00%  $ 21,056,350
                                                                        ============   ============
   NET ASSET VALUE -- OFFERING AND REDEMPTION PRICE
    PER SHARE.........................................                                 $      12.56
                                                                                       ============
NET ASSETS CONSIST OF:
   Capital............................................                                 $ 16,596,955
   Accumulated net realized losses....................                                     (525,213)
   Net unrealized appreciation in value of
    investments.......................................                                    4,984,608
                                                                                       ------------
         TOTAL NET ASSETS.............................                                 $ 21,056,350
                                                                                       ============

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                             STATEMENT OF OPERATIONS

                                                              Year Ended
                                                              December 31,
                                                                  2003
                                                             -------------
INVESTMENT INCOME (LOSS):
   Income:
      Dividends...........................................   $     110,856
      Interest on bank account............................           2,657
                                                             -------------
         TOTAL INVESTMENT INCOME..........................         113,513
   Expenses, current year (Note 5):
      Associations........................................             672
      Auditors' services..................................          12,001
      Custodian fees......................................           1,642
      Data processing.....................................           4,502
      Trustees' fees (Note 6).............................           9,929
      Registration fees...................................           7,827
      Insurance...........................................           7,560
      Investment management and administrative services
       fees (Note 5)......................................         142,153
      Legal services......................................          17,106
      Meetings............................................           2,251
      Other...............................................             754
                                                             -------------
         TOTAL EXPENSES BEFORE REIMBURSEMENT..............         206,397
   Expenses reimbursed by investment manager (Note 5).....         (44,409)
                                                             -------------
            TOTAL EXPENSES................................         161,988
                                                             -------------
            NET INVESTMENT INCOME.........................         (48,475)
                                                             -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
   Net realized gains on investments (securities of
    unaffiliated issuers).................................         681,180
   Change in net unrealized appreciation of investments...       6,826,980
                                                             -------------
      NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS....       7,508,160
                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......   $   7,459,685
                                                             =============

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                    December        December
INCREASE (DECREASE) IN NET ASSETS:                  31, 2003        31, 2002
                                                  -------------   -------------
FROM OPERATIONS:
   Net investment loss.........................   ($     48,475)  ($    131,951)
   Net realized gains (losses) on investments..         681,180      (1,206,451)
   Change in net unrealized appreciation
    (depreciation) of investments..............       6,826,980      (1,746,594)
                                                  -------------   -------------
      NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS...............       7,459,685      (3,084,996)
                                                  -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 7):
   Dividends from net investment income........               0               0
   Distributions from net realized gains.......               0               0
                                                  -------------   -------------
      DECREASE IN NET ASSETS DUE TO
       DISTRIBUTIONS...........................               0               0
                                                  -------------   -------------
FROM CAPITAL SHARES TRANSACTIONS:
   Proceeds received for shares sold (82,896
    and 183,251 shares)........................         915,735       1,850,762
   Net asset value of shares (0 and 0 shares)
    issued in reinvestment of distributions....               0               0
   Paid on redemption of shares (190,372 and
    626 shares), including exchanges into Pearl
    Total Return Fund..........................      (1,924,410)         (6,061)
                                                  -------------   -------------
      INCREASE (DECREASE) IN NET ASSETS FROM
       CAPITAL SHARES TRANSACTIONS:
         (net increase (decrease) of (107,476)
          and 182,625 shares)..................      (1,008,675)      1,844,701
                                                  -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........       6,451,010      (1,240,295)
NET ASSETS:
   Beginning of period.........................      14,605,340      15,845,635
                                                  -------------   -------------
   End of period...............................   $  21,056,350   $  14,605,340
                                                  =============   =============

                       See notes to financial statements.

                           PEARL TOTAL RETURN FUND and
                          PEARL AGGRESSIVE GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

1. ORGANIZATION. Pearl Total Return Fund (PTRF) and Pearl Aggressive Growth Fund (PAGF) (the "Funds") are each a series of Pearl Mutual Funds, a Massachusetts business trust (the "Trust") registered under the Investment Company Act of 1940, and are diversified, no-load, open-end management investment companies (mutual funds).

     The Funds' investments are limited to: (1) shares of mutual funds (open-end funds) that the Funds can buy no-load (with no applicable sales load or redemption fee); (2) shares of "low-load" mutual funds (open-end funds) that the Funds can buy with a sales load or redemption fee that together do not exceed 2% of the purchase price (however, the Funds expect that substantially all of their investments in mutual funds will be on a no-load basis); (3) closed-end fund shares with a sales commission or sales load that does not exceed 2% of the purchase price (although the Funds have never invested in closed-end funds); and (4) cash and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates. (a) Investments in shares of other mutual funds are valued at the net asset value as reported by each mutual fund. (b) Securities transactions are accounted for on the trade date. (c) Dividend income and the Funds' distributions to their shareholders are recorded on the ex-dividend date.
     (d) Gains or losses on sales of investments and unrealized appreciation or depreciation of investments are determined on the basis of average cost.

3. INCOME TAXES. It is the Funds' policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make all necessary distributions of net investment income and realized gains so that the Funds will not be required to pay any federal or state income taxes. Therefore, the Funds make no provision for income taxes.

     As of December 31, 2003, PTRF had the following capital loss carry-forwards available to offset future capital gains: $46,105 through December 31, 2009; $1,027,139 through December 31, 2010; and $709,766 through December 31, 2011.

     PTRF's cost for federal income tax purposes was $42,572,019, including the amounts of all reinvested dividends and distributions, as of December 31, 2003; the aggregate gross unrealized appreciation was $10,668,230; and the aggregate gross unrealized depreciation was ($25,720); resulting in net unrealized appreciation of $10,642,510.

     As of December 31, 2003, PAGF had a capital loss carry-forward of $525,155 that is available to offset future capital gains through December 31, 2010.

     PAGF's cost for federal income tax purposes was $15,332,697, including the amounts of all reinvested dividends and distributions, as of December 31, 2003; the aggregate gross unrealized appreciation was $4,984,608; and the aggregate gross unrealized depreciation was $0; resulting in net unrealized appreciation of $4,984,608.

4. INVESTMENT TRANSACTIONS. PTRF's costs of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $15,366,315 and $14,966,309, respectively, for 2003. Purchases include reinvestments of dividends and distributions.

     PAGF's costs of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $7,803,624 and $9,244,412, respectively, for 2003. Purchases include reinvestments of dividends and distributions.

                           PEARL TOTAL RETURN FUND and
                          PEARL AGGRESSIVE GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

5. INVESTMENT MANAGER; EXPENSES. Pearl Management Company (the "Manager") has supervisory responsibility for the general management and investment of the Funds' assets, including the decisions to buy and sell securities. The Manager provides personnel and office space for the Funds and pays all expenses of marketing the Funds' shares. The Manager's combined fees are at the annual rate of 0.86% of each Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.77% of each Fund's net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.53% of each Fund's net assets in excess of $100,000,000.

     The Funds' expenses are limited by contract with the Manager. Through April 30, 2002, each Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) could not exceed 0.96% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.90% of the Fund's average net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.78% of the Fund's average net assets in excess of $100,000,000. Effective May 1, 2002, each Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) cannot exceed 0.98% of the Fund's average net assets up to $100,000,000 (computed at the beginning of each month) and 0.78% of the Fund's average net assets in excess of $100,000,000. The Manager reimburses all the Funds' operating expenses beyond this limit.

     For 2003 expenses totaling $96,067 were reimbursed by the Manager beyond the expense limit for PTRF. PTRF remains liable to the Manager for a cumulative net total of $415,147 reimbursed expenses which are to be repaid by PTRF in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover reimbursed expenses.

     For 2003 expenses totaling $44,409 were reimbursed by the Manager beyond the expense limit for PAGF. PAGF remains liable to the Manager for a cumulative net total of $155,497 reimbursed expenses which are to be repaid by PAGF in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover reimbursed expenses.

     The Manager has agreed to continue the expense limit at least through December 31, 2007.

     The Manager and its Officers, Directors, and shareholders, as a group, owned 7.84% of PTRF's outstanding shares as of December 31, 2003. Entities affiliated with one or more Officers and Directors of the Manager owned 86.20% of PTRF's outstanding shares as of December 31, 2003.

     The Manager and its Officers, Directors, and shareholders, as a group, owned 8.65% of PAGF's outstanding shares as of December 31, 2003. Entities affiliated with one or more Officers and Directors of the Manager owned 86.06% of PAGF's outstanding shares as of December 31, 2003.

6.   COMPENSATION. The Officers and two Trustees (David M. Stanley and Robert H.
     Solt) of the Funds are also Officers of the Manager; they are paid by the Manager and receive no compensation from the Funds. The Funds' six Trustees who are not affiliated with the Manager are John W. Axel, Jeffrey R. Boeyink, Douglas B. Coder, Dr. David N. DeJong, David L. Evans, and Dr. James P. Stein. The Trustees received fees from the Funds of $36,500 for 2003 and $36,000 for 2002.

7. DISTRIBUTIONS. On January 30, 2004, PTRF paid an income dividend of $.2041 per share from 2003 net investment income, to shareholders of record on December 31, 2003. On January 31, 2003, PTRF paid an income dividend of $.0944 per share from 2002 net investment income, to shareholders of record on December 31, 2002. For shareholders reinvesting dividends, each reinvestment date was the same as the record date.

     On January 30, 2004, PAGF paid no dividend or distribution. On January 31, 2003, PAGF paid no income dividend or distribution.

                             PEARL TOTAL RETURN FUND
                              FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA                                                    Year ended December 31,
derived from the                       -------  --------------------------------------------------------------------------------
financial statements:                    2003     2002      2001     2000     1999     1998     1997     1996     1995     1994
Net asset value, beginning of
 period..............................  $  9.50  $ 10.75   $ 10.54  $ 12.16  $ 10.45  $ 11.23  $ 10.94  $ 10.15  $  9.13  $  9.87
                                       -------  -------   -------  -------  -------  -------  -------  -------  -------  -------
Income from Investment Operations
Net investment income................     0.20     0.09      0.12     0.69     0.45     0.23     0.42     0.20     0.26     0.26
Net realized and unrealized gains
 (losses) on investments.............     3.19    (1.25)     0.21    (0.50)    2.37     0.29     1.19     1.24     1.67    (0.58)
                                       -------  -------   -------  -------  -------  -------  -------  -------  -------  -------
Total investment operations..........     3.39    (1.16)     0.33     0.19     2.82     0.52     1.61     1.44     1.93    (0.32)
                                       -------  -------   -------  -------  -------  -------  -------  -------  -------  -------
Less Distributions (Note 7)
Dividends from net investment
 income..............................    (0.20)   (0.09)    (0.12)   (0.69)   (0.45)   (0.23)   (0.42)   (0.20)   (0.26)   (0.26)
Distributions from net realized
 capital gains on investments........     None     None      None    (1.12)   (0.66)   (1.07)   (0.90)   (0.45)   (0.65)   (0.16)
                                       -------  -------   -------  -------  -------  -------  -------  -------  -------  -------
Total distributions..................    (0.20)   (0.09)    (0.12)   (1.81)   (1.11)   (1.30)   (1.32)   (0.65)   (0.91)   (0.42)
                                       -------  -------   -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of period.......  $ 12.69  $  9.50   $ 10.75  $ 10.54  $ 12.16  $ 10.45  $ 11.23  $ 10.94  $ 10.15  $  9.13
                                       =======  =======   =======  =======  =======  =======  =======  =======  =======  =======
Total Return                             35.73%  (10.75%)    3.13%    1.56%   26.99%    4.60%   14.75%   14.19%   21.13%   (3.19%)
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (thousands of dollars)..............   56,352   39,928    46,807   58,875   59,603   48,752   46,662   32,910   25,623    7,557
Ratio of net expenses to average
 net assets..........................     0.98%    0.97%     0.94%    0.93%    0.92%    0.94%    0.93%    0.95%    1.06%    1.48%
Ratio of gross expenses to average
 net assets..........................     1.17%    1.26%     1.29%    1.05%    0.92%    0.94%    0.93%    0.95%    1.06%    1.48%
Ratio of net investment income to
 average net assets..................     1.97%    0.90%     0.95%    5.62%    3.85%    1.94%    3.82%    1.87%    4.52%    3.09%
Ratio of total investment income less
 gross expenses to average
 net assets..........................     1.75%    0.61%     0.61%    5.50%    3.91%    2.00%    3.86%    1.91%    4.59%    3.26%
Portfolio turnover (excluding
 money market mutual funds)..........       34%      55%       50%      78%      85%      79%      55%      78%     102%      87%

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                                             Period July 2,
SELECTED PER-SHARE DATA                                     2001 (inception)
derived from the                                            through December
financial statements:                 2003        2002          31, 2001
                                    --------   ----------   ----------------
Net asset value, beginning of
 period..........................   $   8.19   $     9.90   $          10.00
                                    --------   ----------   ----------------
Income from Investment Operations
Net investment income (loss).....      (0.03)       (0.07)              0.06
Net realized and unrealized
 gains (losses) on investments...       4.40        (1.64)              0.00
                                    --------   ----------   ----------------
Total investment operations......       4.37        (1.71)              0.06
                                    --------   ----------   ----------------
Less Distributions (Note 7)
Dividends from net investment
 income..........................       None         None              (0.06)
Distributions from net realized
 capital gains on investments....       None         None              (0.10)
                                    --------   ----------   ----------------
Total distributions..............       None         None              (0.16)
                                    --------   ----------   ----------------
Net asset value, end of period...   $  12.56   $     8.19   $           9.90
                                    ========   ==========   ================
Total Return.....................      53.36%      (17.27%)             0.60%
============================================================================

----------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
 (thousands of dollars)..........     21,056       14,605             15,846
Ratio of net expenses to average
 net assets......................       0.98%        0.98%              0.96%*
Ratio of gross expenses to
 average net assets..............       1.22%        1.31%              2.07%*
Ratio of net investment income
 (loss) to average net assets....      (0.29%)      (0.82%)             1.48%*
Ratio of total investment income
 (loss) less gross expenses to
 average net assets..............      (0.55%)      (1.15%)             0.60%*
Portfolio turnover (excluding
 money market mutual funds)......         47%          56%                13%*

* Annualized

                                              See notes to financial statements.

www.pearlfunds.com
E-mail: info@pearlfunds.com                                          Pearl Funds
--------------------------------------------------------------------------------
2610 Park Avenue PO Box 209 Muscatine, IA 52761
866-747-9030 (toll free) or 563-288-2773
Fax: 563-288-4101

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer (the "Code").

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant's board of directors has determined that David L. Evans, a member of its audit committee, qualifies as an "audit committee financial expert," as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Evans is an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
$38,600 and $35,600 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees
There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the "investment adviser") that are reasonably related to the performance of the audit of the registrant's financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees
There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees
$6,100 and $6,100 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item
4. Services for all other fees include the review of the semi-annual report for compliance with generally accepted accounting principles (GAAP) and SEC regulations.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenues paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenue paid to the principal accountants by the registrant for all services and by the registrant's investment adviser for services where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

     (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4. 100% of the services provided to the investment adviser described in paragraphs (b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraph (e)(1) of this Item 4.

(f) No disclosures are required by this Item 4(f).

(g) $6,100 and $6,100 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. There were no non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser.

(h) No disclosures are required by this Item 4(h).

Item 5.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

   (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and
       (a)(2)(ii)

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pearl Mutual Funds


By:  /s/ David M. Stanley
     -----------------------------------
     David M. Stanley
     Trustee, Chairman, President,
     Chief Executive Officer and
     Assistant Secretary
     (Principal Executive Officer)
Date: February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ David M. Stanley
     -----------------------------------
     David M. Stanley
     Trustee, Chairman, President,
     Chief Executive Officer and
     Assistant Secretary
     (Principal Executive Officer)
Date: February 27, 2004


By:  /s/ Robert H. Solt
     -----------------------------------
     Robert H. Solt
     Trustee, Executive Vice President,
     Chief Operating Officer,
     Chief Financial Officer,
     Secretary and Treasurer
     (Principal Accounting Officer)
Date: February 27, 2004